As filed with the Securities and Exchange Commission on February 26, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedules of Investments.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at December 31, 2018 (Unaudited)

Shares	COMMON STOCKS - 91.00%	Value
	Accommodation - 1.72%
3,940	Vail Resorts, Inc.	$830,631
	Administrative and Support Services - 3.76%
9,345	Broadridge Financial Solutions, Inc.	899,456
15,960	Robert Half International, Inc.	912,912
1	Rollins, Inc.	18
		1,812,386
	Ambulatory Health Care Services - 4.01%
11,400	Quest Diagnostics, Inc.	949,278
9,625	U.S. Physical Therapy, Inc.	985,119
		1,934,397
	Chemical Manufacturing - 2.61%
19,105	Church & Dwight Co., Inc.	1,256,345
	Clothing and Clothing Accessories Stores - 1.89%
19,521	Nordstrom, Inc.	909,874
	Computer and Electronic Product Manufacturing - 12.67%
3,100	Badger Meter, Inc.	152,551
20,625	FLIR Systems, Inc.	898,013
15,520	Garmin Ltd.	982,726
19,625	Maxim Integrated Products, Inc.	997,931
21,510	Plantronics, Inc.	711,981
9,920	ResMed, Inc.	1,129,590
14,470	Xilinx, Inc.	1,232,410
		6,105,202
	Credit Intermediation and Related Activities - 3.42%
26,550	Synovus Financial Corp.	849,334
50,175	Umpqua Holdings Corp.	797,783
		1,647,117
	Fabricated Metal Product Manufacturing - 1.79%
11,970	Crane Co.	863,995
	Food Manufacturing - 2.47%
8,545	McCormick & Co., Inc.	1,189,806
	Food Services and Drinking Places - 2.23%
6,730	Cracker Barrel Old Country Store, Inc.	1,075,858
	Furniture and Home Furnishings Stores - 1.96%
18,760	Williams-Sonoma, Inc.	946,442
	General Merchandise Stores - 1.81%
10,475	Tractor Supply Co.	874,034
	Insurance Carriers and Related Activities - 8.08%
12,480	Cincinnati Financial Corp.	966,202
48,020	Old Republic International Corp.	987,771
7,065	Reinsurance Group of America, Inc.	990,725
11,624	Safety Insurance Group, Inc.	950,959
		3,895,657
	Machinery Manufacturing - 3.93%
28,285	Gorman-Rupp Co.	916,717
20,275	ITT, Inc.	978,674
		1,895,391
	Merchant Wholesalers, Durable Goods - 1.76%
4,465	Huntington Ingalls Industries, Inc.	849,734
	Merchant Wholesalers, Nondurable Goods - 1.93%
15,835	RPM International, Inc.	930,781

	Miscellaneous Manufacturing - 4.19%
11,265	Hill-Rom Holdings, Inc.	997,516
9,570	STERIS plc	1,022,554
		2,020,070
	Nonstore Retailers - 1.95%
3,320	W.W. Grainger, Inc.	937,435
	Nursing and Residential Care Facilities - 2.20%
13,495	National HealthCare Corp.	1,058,683
	Paper Manufacturing - 2.03%
18,430	Sonoco Products Co.	979,186
	Petroleum and Coal Products Manufacturing - 1.68%
15,845	HollyFrontier Corp.	809,996
	Pipeline Transportation - 3.73%
21,880	New Jersey Resources Corp.	999,260
22,171	Targa Resources Corp.	798,599
		1,797,859
	Primary Metal Manufacturing - 1.82%
12,315	Reliance Steel & Aluminum Co.	876,459
	Professional, Scientific, and Technical Services - 5.41%
4,245	FactSet Research Systems, Inc.	849,552
7,390	Jack Henry & Associates, Inc.	934,982
15,565	Leidos Holdings, Inc.	820,587
		2,605,121
	Rental and Leasing Services - 2.01%
18,855	McGrath RentCorp	970,655
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.87%
12,953	Raymond James Financial, Inc.	963,833
19,555	SEI Investments Co.	903,441
		1,867,274
	Support Activities for Transportation - 2.12%
14,965	Expeditors International of Washington, Inc.	1,018,967
	Transportation Equipment Manufacturing - 1.82%
11,445	Polaris Industries, Inc.	877,603
	Utilities - 2.13%
13,480	ALLETE, Inc.	1,027,446

	TOTAL COMMON STOCKS (Cost $41,535,827)	43,864,404

	REITS - 8.66%
14,910	EPR Properties	954,687
11,485	Extra Space Storage, Inc.	1,039,163
70,951	Medical Properties Trust, Inc.	1,140,892
15,880	WP Carey, Inc.	1,037,599
	TOTAL REITS (Cost $3,793,275)	4,172,341

	MONEY MARKET FUND - 0.00%
429	Fidelity Investments Money Market Funds - Government Portfolio - Class I, 2.25% (a)	429
	TOTAL MONEY MARKET FUND (Cost $429)	429

	TOTAL INVESTMENTS IN SECURITIES (Cost $45,329,531) - 99.66%	48,037,174
	Other Assets in Excess of Liabilities - 0.34%	163,231
	NET ASSETS - 100.00%	$48,200,405

REIT -	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of December 31, 2018.

Aasgard Dividend Growth Small & Mid-Cap Fund
Notes to Schedule of Investments
December 31, 2018 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Dividend Growth Small & Mid-Cap Fund’s (the “Fund”) investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$ 1,906,489	$ -	$ -	$ 1,906,489
Administrative Support and Waste Management	1,812,386	-	-	1,812,386
Construction		-	-
Finance and Insurance	7,410,048	-	-	7,410,048
Health Care and Social Assistance	2,993,080	-	-	2,993,080
Manufacturing	16,874,053	-	-	16,874,053
Professional, Scientific, and Technical Services	2,605,121	-	-	2,605,121
Real Estate and Rental and Leasing	970,655	-	-	970,655
Retail Trade	3,667,785	-	-	3,667,785
Transportation and Warehousing	2,816,826	-	-	2,816,826
Utilities	1,027,446	-	-	1,027,446
Wholesale Trade	1,780,515	-	-	1,780,515
Total Common Stocks	43,864,404	-	-	43,864,404
REITs	4,172,341	-	-	4,172,341
Money Market Fund	429	-	-	429
Total Investments in Securities	$ 48,037,174	$ -	$ -	$ 48,037,174

  Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2018, the end of the reporting period. There were no transfers between levels during the period ended December 31, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Jeffrey T. Rauman
                                         Jeffrey T. Rauman,
                                         President/Chief Executive Officer/Principal Executive Officer

Date                                                         2/19/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Jeffrey T. Rauman
                                         Jeffrey T. Rauman,
                                         President/Chief Executive Officer/Principal Executive Officer

Date                                                         2/19/19

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date                                                         2/19/19

* Print the name and title of each signing officer under his or her signature.